General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses
General and Administrative Expenses

Note 13 - General and Administrative Expenses

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Salaries and related expenses	86	242
Professional expenses	504	683
Rent and Maintenance	115	94
Depreciation	21	17
Other expenses	58	127
Stock based compensation expenses	227	865

Total general and administrative expenses	1,011	2,028